Expense Example {- Fidelity Freedom 2065 Fund} - 03.31 Fidelity Freedom Funds Retail Combo PRO-17 - Fidelity Freedom 2065 Fund - Fidelity Freedom 2065 Fund	Jul. 15, 2022 USD ($)
Expense Example:
1 year	$ 77
3 years	240
5 years	417
10 years	$ 930